UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period [________________] to [________________]

Date of Report (Date of earliest event reported):
February 2, 2011

Access Group, Inc. (Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	0001542311 (Central Index Key Number of securitizer)

Paul G. Quigley (302) 477-4071 Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Student Loans					100%
Access Funding ABCP-I, LLC		Access Group, Inc.	44,512	592,981,169.10	100%	16	508,629.48	0.09%	16	508,629.48	0.09%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%
ACCESS FUNDING 2010-A LLC		Access Group, Inc.	45,745	665,264,761.31	100%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%
Total			90,257	1,258,245,930.41	100%	16	508,629.48	0.04%	16	508,629.48	0.04%	# 0	$0.00		# 0	$		#	$		#	$

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Access Group, Inc.

By: /s/Paul G. Quigley
Name: Paul G. Quigley
Title: Vice President

February 14, 2012